American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2021

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.7%
Argentina — 1.6%
Globant SA(1)	506	163,074
Brazil — 9.3%
Banco Inter SA	19,482	254,169
CVC Brasil Operadora e Agencia de Viagens SA(1)	8,800	36,335
Embraer SA, ADR(1)	11,071	198,614
Locaweb Servicos de Internet SA	14,185	67,348
Metalurgica Gerdau SA, Preference Shares	67,700	168,896
Petro Rio SA(1)	40,600	150,205
Santos Brasil Participacoes SA(1)	52,600	79,752
		955,319
China — 9.6%
21Vianet Group, Inc., ADR(1)	2,628	52,008
China East Education Holdings Ltd.(1)	30,000	32,188
China Education Group Holdings Ltd.	44,000	83,188
China Lesso Group Holdings Ltd.	33,000	70,631
China Yongda Automobiles Services Holdings Ltd.	69,500	116,454
CIFI Holdings Group Co. Ltd.	88,570	59,539
Estun Automation Co. Ltd., A Shares(1)	16,400	78,374
Far East Horizon Ltd.	79,000	89,768
Haitian International Holdings Ltd.	14,000	53,530
Li Ning Co. Ltd.	12,500	167,622
Maanshan Iron & Steel Co. Ltd., H Shares	122,000	69,734
Minth Group Ltd.	12,000	49,803
Xinte Energy Co. Ltd., H Shares	23,200	65,020
		987,859
Egypt — 0.4%
Fawry for Banking & Payment Technology Services S.A.E.(1)	39,813	41,313
Greece — 1.5%
JUMBO SA	4,150	65,183
OPAP SA	5,867	92,031
		157,214
India — 22.0%
AU Small Finance Bank Ltd.(1)	5,543	85,628
Bata India Ltd.	2,724	66,036
Berger Paints India Ltd.	5,729	64,342
Central Depository Services India Ltd.	14,893	242,018
Crompton Greaves Consumer Electricals Ltd.	24,050	155,662
Indraprastha Gas Ltd.	12,980	96,869
JK Cement Ltd.	4,279	191,617
Jubilant Foodworks Ltd.	3,257	177,836
L&T Technology Services Ltd.	5,186	277,892
Larsen & Toubro Infotech Ltd.	1,321	95,983
MakeMyTrip Ltd.(1)	4,784	123,523
Prestige Estates Projects Ltd.(1)	41,424	199,764
Shriram Transport Finance Co. Ltd.	3,655	67,497
Torrent Pharmaceuticals Ltd.	1,345	57,168
Varun Beverages Ltd.	6,102	70,746
VIP Industries Ltd.(1)	9,474	60,353

WNS Holdings Ltd., ADR(1)	1,598	132,538
Zydus Wellness Ltd.	3,365	106,529
		2,272,001
Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	439,400	42,729
Jasa Marga Persero Tbk PT(1)	229,800	63,734
Semen Indonesia Persero Tbk PT	71,400	46,240
Tower Bersama Infrastructure Tbk PT	478,900	105,024
		257,727
Malaysia — 2.4%
Carlsberg Brewery Malaysia Bhd	12,300	66,294
Inari Amertron Bhd	118,600	98,470
VS Industry Bhd	250,200	86,929
		251,693
Mexico — 3.6%
Cemex SAB de CV, ADR(1)	30,431	249,534
Gentera SAB de CV(1)	219,988	120,926
		370,460
Peru — 0.9%
Intercorp Financial Services, Inc.	4,039	91,322
Philippines — 2.3%
International Container Terminal Services, Inc.	29,600	110,776
Wilcon Depot, Inc.	243,500	122,306
		233,082
Russia — 4.0%
Detsky Mir PJSC	64,543	122,220
TCS Group Holding plc, GDR	3,236	286,204
		408,424
Saudi Arabia — 1.4%
Leejam Sports Co. JSC	5,580	140,892
South Africa — 1.4%
Capitec Bank Holdings Ltd.	630	82,450
Clicks Group Ltd.	2,904	60,577
		143,027
South Korea — 14.1%
BNK Financial Group, Inc.	21,328	142,327
Chunbo Co. Ltd.	272	56,591
CJ Logistics Corp.(1)	688	101,374
Cosmax, Inc.(1)	723	81,127
Doosan Bobcat, Inc.(1)	3,691	137,536
Ecopro BM Co. Ltd.	928	255,587
GS Retail Co. Ltd.	1,882	55,572
Han Kuk Carbon Co. Ltd.	4,582	41,945
Iljin Materials Co. Ltd.	2,577	167,580
Innocean Worldwide, Inc.	1,634	82,385
Koh Young Technology, Inc.	4,685	90,967
LG Innotek Co. Ltd.	737	136,229
Mando Corp.(1)	2,044	106,656
		1,455,876
Taiwan — 16.1%
Accton Technology Corp.	5,000	50,657
Airtac International Group	4,000	121,757
Asia Cement Corp.	26,000	42,086
ASPEED Technology, Inc.	1,000	84,363
Chailease Holding Co. Ltd.	36,452	349,692

Gourmet Master Co. Ltd.	22,000	116,201
ITEQ Corp.	14,000	66,574
Merida Industry Co. Ltd.	5,000	57,494
Nien Made Enterprise Co. Ltd.	4,000	59,639
Powertech Technology, Inc.	32,000	129,679
Realtek Semiconductor Corp.	12,000	239,168
Sercomm Corp.	22,000	51,570
Simplo Technology Co. Ltd.	4,000	45,483
Taiwan Union Technology Corp.	15,000	59,370
Vanguard International Semiconductor Corp.	36,000	191,490
		1,665,223
Thailand — 2.0%
Minor International PCL(1)	76,800	78,003
Muangthai Capital PCL	25,900	51,960
Srisawad Corp. PCL	35,560	79,069
		209,032
Turkey — 0.6%
Sok Marketler Ticaret AS	44,768	66,223
TOTAL COMMON STOCKS (Cost $6,630,932)		9,869,761
EXCHANGE-TRADED FUNDS — 2.5%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $251,189)	165,000	264,718
WARRANTS — 0.1%
Malaysia — 0.1%
VS Industry Bhd(1) (Cost $—)	50,040	5,296
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $65,158), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $63,857)		63,857
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $162,249), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $159,000)		159,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,802	3,802
TOTAL TEMPORARY CASH INVESTMENTS (Cost $226,659)		226,659
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $7,108,780)		10,366,434
OTHER ASSETS AND LIABILITIES — (0.5)%		(56,129)
TOTAL NET ASSETS — 100.0%		$10,310,305

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.9%
Information Technology	19.9%
Financials	19.1%
Industrials	15.7%
Materials	9.1%
Consumer Staples	4.8%
Real Estate	2.5%
Communication Services	1.8%
Energy	1.5%
Utilities	0.9%
Health Care	0.6%
Exchange-Traded Funds	2.5%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	163,074	—	—
Brazil	198,614	756,705	—
China	52,008	935,851	—
India	256,061	2,015,940	—
Mexico	249,534	120,926	—
Peru	91,322	—	—
Other Countries	—	5,029,726	—
Exchange-Traded Funds	264,718	—	—
Warrants	—	5,296	—
Temporary Cash Investments	3,802	222,857	—
	1,279,133	9,087,301	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.